Commitments and Contingencies - Additional Information (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Reserve for unfunded commitments	$ 120	$ 80